Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock liability, shares	692	692
Series C Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,853	2,853
Preferred stock, shares issued	7	2,853
Preferred stock, shares outstanding	7	2,853
Preferred stock, liquidation preference (in Dollars)	$ 8,750
Series D Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	12,500	12,500
Preferred stock, shares issued	9,800	0
Preferred stock, shares outstanding	9,800	0
Preferred stock, liquidation preference (in Dollars)	$ 12,250,000
Series A Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	12,580	12,580
Preferred stock, shares issued	1,429	1,894
Preferred stock, shares outstanding	1,429	1,894
Preferred stock, liquidation preference (in Dollars)	$ 1,786,250
Series B Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	626	626
Preferred stock, shares issued	0	273
Preferred stock, shares outstanding	0	273
Preferred stock, liquidation preference (in Dollars)
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	1,496,398	120,794
Common stock, shares outstanding	1,496,398	120,794
Successor
Common stock liability, shares		692
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		45,350,000
Successor | Series C Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.0001
Preferred stock, shares authorized		2,853
Preferred stock, shares issued		2,853
Preferred stock, shares outstanding		2,853
Preferred stock, liquidation preference (in Dollars)		$ 2,853,000
Successor | Series A Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.0001
Preferred stock, shares authorized		12,580
Preferred stock, shares issued		1,894
Preferred stock, shares outstanding		1,894
Preferred stock, liquidation preference (in Dollars)		$ 1,894,000
Successor | Series B Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.0001
Preferred stock, shares authorized		626
Preferred stock, shares issued		273
Preferred stock, shares outstanding		273
Preferred stock, liquidation preference (in Dollars)		$ 273,000
Successor | Class A Common Stock
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		1,000,000,000
Common stock, shares issued		120,794
Common stock, shares outstanding		120,794
Predecessor
Common stock liability, shares			692
Common stock, par value (in Dollars per share)			$ 0.0001
Common stock, shares authorized			45,350,000
Common stock, shares issued			292
Common stock, shares outstanding			292
Predecessor | Series C Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)			$ 0.0001
Preferred stock, shares authorized			2,853
Preferred stock, shares issued			2,853
Preferred stock, shares outstanding			2,853
Preferred stock, liquidation preference (in Dollars)			$ 2,853,000
Predecessor | Series A Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)			$ 0.0001
Preferred stock, shares authorized			12,580
Preferred stock, shares issued			1,894
Preferred stock, shares outstanding			1,894
Preferred stock, liquidation preference (in Dollars)			$ 1,894,000
Predecessor | Series B Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)			$ 0.0001
Preferred stock, shares authorized			626
Preferred stock, shares issued			273
Preferred stock, shares outstanding			273
Preferred stock, liquidation preference (in Dollars)			$ 273,000
Predecessor | Class A Common Stock
Common stock, par value (in Dollars per share)			$ 0.0001
Common stock, shares authorized			1,000,000,000
Predecessor | Series Seed
Convertible preferred stock, par value (in Dollars per share)			$ 0.0001
Convertible preferred stock, shares authorized			5,155,703
Convertible preferred stock, shares issued			5,155,703
Convertible preferred stock, shares outstanding			5,155,703
Predecessor | Series A
Convertible preferred stock, shares authorized			24,614,402
Convertible preferred stock, shares issued			22,764,764
Convertible preferred stock, shares outstanding			22,764,764